Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of $72,991 and $73,429) (allowance for credit losses of $24 and $22)		$ 63,361	$ 78,216
Fixed maturities, at fair value using the fair value option	[1]	1,508	1,641
Mortgage loans on real estate (net of allowance for credit losses of $53 and $62)	[1]	16,481	14,033
Policy loans		4,033	4,024
Other equity investments	[1]	3,152	2,975
Trading securities, at fair value		677	631
Other invested assets	[1]	3,885	3,592
Total investments		93,097	105,112
Cash and cash equivalents	[1]	4,281	5,188
Cash and securities segregated, at fair value		1,522	1,504
Broker-dealer related receivables		2,338	2,599
Deferred policy acquisition costs		6,369	6,113
Goodwill and other intangible assets, net		5,482	4,728
Amounts due from reinsurers (allowance for credit losses of $6 and $5) (includes amounts accounted for at fair value of $4,681 and $5,813)	[2]	8,471	4,632
Current and deferred income taxes		781	505
Purchased market risk benefits		10,423	14,074
Other assets	[1]	4,033	3,609
Assets held-for-sale		562	0
Assets for market risk benefits		490	318
Separate Accounts assets		114,853	147,306
Total Assets		252,702	295,688
LIABILITIES
Policyholders’ account balances		83,866	79,361
Liability for market risk benefits		15,766	21,688
Future policy benefits and other policyholders' liabilities		16,603	18,178
Broker-dealer related payables		715	1,283
Customer related payables		3,323	3,600
Amounts due to reinsurers		1,533	1,381
Short-term debt		759	92
Long-term debt		3,322	3,839
Notes issued by consolidated variable interest entities, at fair value using the fair value option	[1]	1,150	1,191
Other liabilities	[1]	7,108	5,374
Liabilities held-for-sale		108	0
Separate Accounts liabilities		114,853	147,306
Total Liabilities		249,106	283,293
Redeemable noncontrolling interest	[1],[3]	455	468
Commitments and contingent liabilities	[4]
Equity attributable to Holdings:
Preferred stock and additional paid-in capital, $1 par value and $25,000 liquidation preference		1,562	1,562
Common stock, $0.01 par value, 2,000,000,000 shares authorized; 508,418,442 and 520,918,331 shares issued, respectively; 365,081,940 and 391,290,224 shares outstanding, respectively		4	4
Additional paid-in capital		2,299	1,919
Treasury stock, at cost, 143,336,502 and 129,628,107 shares, respectively		(3,297)	(2,850)
Retained earnings		9,825	8,413
Accumulated other comprehensive income (loss)		(8,992)	1,303
Total equity attributable to Holdings		1,401	10,351
Noncontrolling interest		1,740	1,576
Total Equity		3,141	11,927
Total Liabilities, Redeemable Noncontrolling Interest and Equity		$ 252,702	$ 295,688

[1]	See Note 2 of the Notes to these Consolidated Financial Statements for details of balances with VIEs.
[2]	Represents the fair value of the ceded reserves to Venerable. See Note 1 of the Notes to these Consolidated Financial Statements for details of the Venerable Transaction and Note 8 of the Notes to these Consolidated Financial Statements.
[3]	See Note 24 of the Notes to these Consolidated Financial Statements for details of redeemable noncontrolling interest.(3) Represents the fair value of the ceded reserves to Venerable. See Note 1 of the Notes to these Consolidated Financial Statements for details of the Venerable Transaction and Note 8 of the Notes to these Consolidated Financial Statements.
[4]	See Note 19 of the Notes to these Consolidated Financial Statements for details of commitments and contingent liabilities.